SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Disclosure Of list of subsidiary
		The Group’s ownership
	Principal	interest
	location of	in the subsidiary for the
	the	year ended
	Company’s	December 31
Name of company	activity	2021	2020
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	100%	100%
Adinnovation Inc	Japan	100%	57%
Taptica Japan	Japan	100%	100%
Taptica UK	United Kingdom	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Unruly Group LLC	USA	100%	100%
Unruly Group US Holding Inc*	USA	100%	100%
Unruly Holdings Ltd*	UK	100%	100%
Unruly Group Ltd	UK	100%	100%
Unruly Media GmbH	Germany	100%	100%
Unruly Media Pte Ltd*	Singapore	100%	100%
Unruly Media Pty Ltd	Australia	100%	100%
Unruly Media KK	Japan	100%	100%
Unmedia Video Distribution Sdn Bhd	Malaysia	100%	100%
Unruly Media Inc	USA	100%	100%
SpearAd GmbH	Germany	100%	0%

Disclosure of consideration transferred and recognized amounts of assets acquired, and liabilities assumed
USD thousands

Cash and Cash equivalents	154
Accounts Receivables	20
Other assets	8
Fixed Assets	1
Intangible assets	7,275
Deferred tax Liabilities	(1,504)
Trade payables	(99)
Other Payables	(28)

Net identifiable assets	5,827

Disclosure of Acquisition of subsidiary
USD thousands

Cash and cash equivalents at SpearAd	154
Acquisition- Related costs	(253)

Acquisition of subsidiary	(99)

Disclosure of goodwill recognized
USD thousands

Consideration transferred	11,016
Less fair value of identifiable net assets	5,827

Goodwill	5,189